Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 309	$ 614
Money market accounts	2,390	249
Short-term deposits	7	11
Cash and cash equivalents	$ 2,706	$ 874